Group Income Statement - (Unaudited) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income Statement [Abstract]
Revenue	[1]	£ 11,636	£ 7,418	£ 19,564
Raw materials and consumables used		(2,355)	(1,881)	(4,520)
Changes in inventories of finished goods and work in progress		76	(59)	(513)
Employee benefit costs		(1,409)	(1,144)	(2,679)
Depreciation, amortisation and impairment costs		(437)	(346)	(902)
Other operating income		32	55	144
Other operating expenses		(3,105)	(1,469)	(4,682)
Profit from operations		4,438	2,574	6,412
Net finance costs		(701)	(325)	(1,094)
Finance income		62	56	103
Finance costs		(763)	(381)	(1,197)
Share of post-tax results of associates and joint ventures		232	778	24,209
Profit before taxation		3,969	3,027	29,527
Taxation on ordinary activities		(1,193)	(680)	8,129
Profit for the period		2,776	2,347	37,656
Attributable to:
Owners of the parent		2,690	2,261	37,485
Non-controlling interests		86	86	171
Profit for the period		£ 2,776	£ 2,347	£ 37,656
Earnings per share
Basic		£ 1.177	£ 1.218	£ 18.339
Diluted		£ 1.174	£ 1.214	£ 18.276

[1]	Revenue is net of duty, excise and other taxes of £18,250 million and £17,377 million for the six months ended 30 June 2018 and 2017 respectively, and £37,780 million for the year ended 31 December 2017.